Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

On September 16, 2026, the Company entered into a certain Securities Purchase Agreement (the “SPA”) with the purchaser identified on the signature pages thereto (the “Purchaser”). Pursuant to the SPA, the Company agreed to issue and sell to the Purchaser an aggregate of 5,830,904 Class B ordinary shares, par value US$0.0001 per share, of the Company (the “Class B Ordinary Shares”), at a purchase price of US$0.343 per share, for an aggregate purchase price of $2,000,000. The settlement of the Class B Ordinary Shares will occur on a delivery-versus-payment basis, pursuant to which the Class B Ordinary Shares will be delivered to the Purchaser against payment of the applicable purchase price. The closing occurred on September 17, 2026.

The Company evaluated subsequent events through September 30, 2026, the date of issuance of the condensed consolidated financial statements, and the management determined that other than those that have been disclosed in the condensed consolidated financial statements and subsequent events disclosed above, no subsequent events that require recognition and disclosure in the condensed consolidated financial statements.